Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning Balance at Dec. 31, 2018		$ 28,000	$ 14,034	$ 288,045	$ 19,356,405	$ (890,796)	$ 18,795,688
Balance, shares at Dec. 31, 2018	[1]	28,000,000
Appropriation to statutory reserve				1,715,524	(1,715,524)
Net income					13,716,613		13,716,613
Foreign currency translation adjustment						(844,192)	(844,192)
Ending balance, value at Dec. 31, 2019	[2]	$ 28,000	14,034	2,003,569	31,357,494	(1,734,988)	31,668,109
Balance, shares at Dec. 31, 2019	[2]	28,000,000
Net income					7,979,465		7,979,465
Foreign currency translation adjustment						1,052,308	1,052,308
Ending balance, value at Sep. 30, 2020		$ 28,000	14,034	2,003,569	39,336,959	(682,680)	40,699,882
Balance, shares at Sep. 30, 2020		28,000,000
Beginning Balance at Dec. 31, 2019	[2]	$ 28,000	14,034	2,003,569	31,357,494	(1,734,988)	31,668,109
Balance, shares at Dec. 31, 2019	[2]	28,000,000
Share-based compensation		$ 104	1,064,254				1,064,358
Share-based compensation, shares		103,610
Appropriation to statutory reserve				1,058,590	(1,058,590)
Recapitalization -10/9/2020		$ 3,396	$ (5,355)				$ (1,959)
Recapitalization -10/9/2020, shares		3,396,394
Fraction shares issued due to stock split		1	(1)
Fraction shares issued due to stock split, shares		689
Net income					$ 8,930,378		$ 8,930,378
Foreign currency translation adjustment						$ 2,692,896	2,692,896
Ending balance, value at Dec. 31, 2020		$ 31,501	1,072,932	3,062,159	39,229,282	957,908	44,353,782
Balance, shares at Dec. 31, 2020		31,500,693
Beginning Balance at Jun. 30, 2020	[3]	$ 28,000	14,034	2,003,569	34,610,464	(2,213,154)	34,442,913
Balance, shares at Jun. 30, 2020	[3]	28,000,000
Net income					4,726,495		4,726,495
Foreign currency translation adjustment						1,530,474	1,530,474
Ending balance, value at Sep. 30, 2020		$ 28,000	14,034	2,003,569	39,336,959	(682,680)	40,699,882
Balance, shares at Sep. 30, 2020		28,000,000
Beginning Balance at Dec. 31, 2020		$ 31,501	1,072,932	3,062,159	39,229,282	957,908	44,353,782
Balance, shares at Dec. 31, 2020		31,500,693
Share-based compensation		$ 311	3,148,795				3,149,106
Share-based compensation, shares		310,830
Net income					16,703,824		16,703,824
Foreign currency translation adjustment						671,786	671,786
Ending balance, value at Sep. 30, 2021		$ 31,812	4,221,727	3,062,159	55,933,106	1,629,694	64,878,498
Balance, shares at Sep. 30, 2021		31,811,523
Beginning Balance at Jun. 30, 2021		$ 31,812	4,221,727	3,062,159	52,657,631	1,490,488	61,463,817
Balance, shares at Jun. 30, 2021		31,811,523
Net income					3,275,475		3,275,475
Foreign currency translation adjustment						139,206	139,206
Ending balance, value at Sep. 30, 2021		$ 31,812	$ 4,221,727	$ 3,062,159	$ 55,933,106	$ 1,629,694	$ 64,878,498
Balance, shares at Sep. 30, 2021		31,811,523

[1]	Retrospectively restated for effect of recapitalization, see Note 1
[2]	Retrospectively restated for effect of recapitalization, see Note 1
[3]	Retrospectively restated for effect of recapitalization, see Note 1